Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Abstract]
Beginning balance (current and non-current)	¥ 2,348,179	¥ 3,024,443
Additions	1,606,642	1,930,075
Deductions	(2,263,875)	(2,606,339)
Ending balance (current and non-current)	1,690,946	2,348,179
Deferred revenue, current	986,086	1,266,948	$ 142,969
Deferred revenue, non-current	¥ 704,860	¥ 1,081,231	$ 102,195